Financial investments - Additional information (Detail)	1 Months Ended	12 Months Ended
	Oct. 31, 2021 PEN (S/) shares	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Oct. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Debt securities held		S/ 21,246,569,000	S/ 17,038,942,000
(Loss) recovery due to impairment of financial investments		7,500,000	12,752,000	S/ (30,898,000)
Investments at amortized cost		61,651,344,000	63,294,936,000
Investments estimated fair value		3,277,672,000	2,949,507,000
Investments measured at fair value through profit or loss held for trading		194,033,000	209,549,000
Investments mandatorily measured at fair value through profit or loss		1,362,507,000	1,723,444,000
Net gain from financial assets at fair value through profit or loss		53,134,000	303,733,000	123,372,000
Dividend From Entities		33,941,000	45,031,000	99,200,000
Gain(Loss) on sale of shares at fair value through other comprehensive income		33,433,000	S/ 16,313,000	180,905,000
Term Deposit [Member]
Disclosure of financial assets [line items]
Investments estimated fair value		80,042,000
Term Deposit Issued Value		80,042,000
Accured Interest On Term Deposit		S/ 4,338,000
Bottom of range [member]
Disclosure of financial assets [line items]
Investments maturity date		August 2024	September 2023
investments effective interest rate		4.36%	4.29%
Bottom of range [member] | Term Deposit [Member]
Disclosure of financial assets [line items]
Investments maturity date		April 2024
investments effective interest rate		3.10%
Top of range [member]
Disclosure of financial assets [line items]
Investments maturity date		August 2037	August 2037
investments effective interest rate		7.50%	6.64%
Top of range [member] | Term Deposit [Member]
Disclosure of financial assets [line items]
Investments maturity date		February 2029
investments effective interest rate		8.80%
InRetail Perú Corp [member]
Disclosure of financial assets [line items]
Debt securities held	S/ 341,646,000
Gain(Loss) on sale of shares at fair value through other comprehensive income	S/ 270,993,000
RPI international holding [member]
Disclosure of financial assets [line items]
Dividends from investments		S/ 8,838,000		33,897,000	S/ 2,536,000
InRetail Peru Corp. [Member]
Disclosure of financial assets [line items]
Debt securities held		80,372,000	S/ 345,791,000	S/ 1,240,052,000		$ 84,108,000
Investment owned, ownership percentage	2.33%
Share Issued at fair value through other comprehensive income | shares	2,396,920
Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Investments at amortized cost		3,393,962,000	3,304,779,000
Accured Interest on borrowings		86,652,000	71,640,000
Loans issued by BCRP [member] | Interbank [member]
Disclosure of financial assets [line items]
Debt securities held		2,058,931,000	2,310,536,000
Financial Investments [Member]
Disclosure of financial assets [line items]
Debt securities held		21,246,569,000	17,038,942,000
Investments at amortized cost		3,474,004,000	S/ 3,302,779,000
Losses arising from derecognition of financial assets measured at amortised cost		490,000
Financial Investments [Member] | Interbank [member]
Disclosure of financial assets [line items]
Investments at amortized cost		488,127,000
Loans Issued By ForeignBank [Member] | Interbank [member]
Disclosure of financial assets [line items]
Debt securities held		445,909,000
Financial Investments at Amortized Cost [Member]
Disclosure of financial assets [line items]
Investments at amortized cost		S/ 482,632,000